Disclosure of number and weighted average exercise prices of other equity instruments (Details) - SCL Equity Plan [Member] - Restricted stock units [Member] shares in Thousands	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 $ / shares
Summary of restricted share units activity [Line Items]
Unvested, beginning balance	15,322	3,363	1,407
Granted (in shares)	9,393	13,040	2,337
Vested (in shares)	(2,344)	(961)	(244)
Forfeited (in shares)	(969)	(120)	(137)
Unvested, ending balance	21,402	15,322	3,363
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement | $ / shares	$ 2.80	$ 3.40	$ 4.44	$ 4.99
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | $ / shares	2.32	3.22	4.11
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement | $ / shares	4.74	4.46	4.09
Weighted average exercise price of other equity instruments forfeited in share-based payment arrangement | $ / shares	$ 3.00	$ 4.53	$ 4.97